Document and Entity Information	Jul. 25, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2025
Entity Registrant Name	IKENA ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40287
Entity Tax Identification Number	81-1697316
Entity Address Address Line 1	12526 High Bluff Drive
Entity Address Address Line 2	Suite 345
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	617
Local Phone Number	901-7098
Entity Information Former Legal Or Registered Name	Ikena Oncology, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835579
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	645 Summer Street
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Boston
Entity Address State Or Province	MA